Average Annual Total Returns - FidelityTrendFund-RetailPRO - FidelityTrendFund-RetailPRO - Fidelity Trend Fund	Mar. 01, 2025
Fidelity Trend Fund | Return Before Taxes
Average Annual Return:
Past 1 year	40.16%
Past 5 years	19.39%
Past 10 years	16.38%
Fidelity Trend Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	35.73%
Past 5 years	17.36%
Past 10 years	14.27%
Fidelity Trend Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	26.94%
Past 5 years	15.43%
Past 10 years	13.08%
RS004
Average Annual Return:
Past 1 year	33.36%
Past 5 years	18.96%
Past 10 years	16.78%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%